May 30, 2003


Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Fixed Income Trust (the "Trust")
         File Nos. 333-37433/811-08415


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 26 to Registration Statement No. 333-37433/811-08415) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 23, 2003 with an effective date of May 28, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3685.

                                           Very truly yours,

                                           /s/ Irma I. Irizarry

                                           Irma I. Irizarry